Consolidated Statements Of Cash Flows ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Cash flows from operating activities:
Net income	$ 2,810	¥ 18,288	¥ 11,596	¥ 32,432
Adjustments to reconcile net income to net cash generated from operating activities:
Depreciation of fixed assets and computer parts	585	3,805	3,451	2,886
Gain on disposal of fixed assets	(5)	(30)	(84)	(24)
Amortization of intangible assets and licensed copyrights	1,221	7,943	4,876	2,975
Deferred income tax, net	(116)	(756)	(14)	2,261
Share-based compensation	499	3,244	1,760	1,387
Provision for doubtful accounts	90	585	269	247
Investment income	(499)	(3,244)	(4,971)	(2,709)
Assets impairment	362	2,358	421	117
(Income) loss from equity method investments	10	63	1,026	(4)
Gain on disposal of subsidiaries	(853)	(5,550)	(1,247)	(24,436)
Barter transaction revenue	(117)	(763)	(382)	(350)
Other non-cash expenses (income)	56	362	(463)	53
Changes in operating assets and liabilities, net of effects of acquisitions and disposals:
Restricted cash	8	52	(222)	(1,555)
Accounts receivable	(111)	(721)	(238)	(869)
Amounts due from related parties	27	178	1,594	(796)
Other assets	195	1,259	237	(1,737)
Customer advances and deposits	117	763	646	1,469
Accounts payable and accrued liabilities	784	5,100	4,092	7,529
Deferred revenue	31	203	221	211
Deferred income	7	47	17	19
Amounts due to related parties	(47)	(306)	(327)	665
Net cash generated from operating activities	5,054	32,880	22,258	19,771
Cash flows from investing activities:
Acquisition of fixed assets	(735)	(4,779)	(4,189)	(5,230)
Acquisition of computer parts	(8)	(50)	(26)	(21)
Disposal of fixed assets	7	44	55	33
Acquisition of businesses, net of cash acquired (Note 3)	(85)	(553)	0	(333)
Acquisition of intangible assets	(1,402)	(9,122)	(6,296)	(2,493)
Capitalization of software costs	0	0	0	(31)
Purchases of held-to-maturity investments	(8,630)	(56,150)	(47,634)	(50,207)
Maturities of held-to-maturity investments	7,620	49,580	46,143	51,962
Purchases of available-for-sale investments	(32,219)	(209,628)	(182,342)	(126,156)
Sales and maturities of available-for-sale investments	30,512	198,517	173,821	110,653
Purchases of other long-term investments	(1,921)	(12,499)	(4,005)	(5,940)
Sales of other long-term investments	3	19	303	23
Cash distribution from long-term investments	2	13	5	8
(Payments in) proceeds from disposal of subsidiaries' shares	222	1,445	275	(3,541)
Micro loan origination and disbursement	(9,775)	(63,597)	(7,920)	(451)
Principal payments received on micro loans	6,159	40,075	3,556	103
Purchases of other invested securities	(5,866)	(38,167)	(8,968)	0
Sales and maturities of other invested securities	4,291	27,917	1,311	0
Net cash used in investing activities	(11,825)	(76,935)	(35,911)	(31,621)
Cash flows from financing activities:
Restricted cash released as collateral for borrowings	0	0	0	102
Repayments of short-term loans	(127)	(826)	(1,940)	(85)
Proceeds from short-term loans	115	751	3,252	100
Repayments of long-term loans	(512)	(3,330)	(1,042)	(2,173)
Proceeds from long-term loans	46	299	6,633	2,162
Payments of capital lease obligation	(1)	(8)	(53)	(59)
Proceeds from debt issuance	1,526	9,926	0	10,407
Payment of debt issuance costs	(3)	(17)	0	(52)
Repayment of long-term notes	(762)	(4,957)	0	0
Proceeds from issuance of convertible notes	1,301	8,463	0	0
Proceeds from issuance of subsidiaries' shares	623	4,046	661	3,528
Repurchase of ordinary shares	(265)	(1,723)	0	(6,377)
Proceeds from exercise of share options	70	453	176	225
Proceeds from third-party investors for sale of financial products	15,552	101,189	10,426	0
Repayment to third-party investors for sale of financial products	(12,755)	(82,987)	(3,666)	0
Proceeds from secured borrowings from third-party financial institutions	2,460	16,008	0	0
Repayment of secured borrowings from third-party financial institutions	(420)	(2,730)	0	0
Net cash generated from financing activities	6,848	44,557	14,447	7,778
Effect of exchange rate changes on cash and cash equivalents	(48)	(316)	144	179
Net (decrease) increase in cash and cash equivalents	29	186	938	(3,893)
Cash and cash equivalents at beginning of the year	1,675	10,898	9,960	13,853
Cash and cash equivalents at end of the year	1,704	11,084	10,898	9,960
Supplemental disclosures:
Interests paid	117	758	1,111	867
Income taxes paid	507	3,300	2,402	2,763
Non-cash investing and financing activities:
Capital lease obligation	0	0	7	6
Acquisition of fixed assets included in accounts payable and accrued liabilities	179	1,167	903	1,028
Acquisition of other non-current assets included in accounts payable and accrued liabilities	8	50	37	44
Acquisition of licensed copyrights included in accounts payable and accrued liabilities	621	4,040	2,195	1,147
Acquisition of licensed copyrights from nonmonetary content exchanges	120	782	385	292
Non-cash acquisitions of investments	$ 118	¥ 765	¥ 2,963	¥ 24,431